Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Current:
Federal											$ (51)	$ (51)
State										9	(130)	(130)	10
Total										9	(181)	(181)	10
Deferred:
Federal
State
Total
Income tax expense (benefit)	$ 10		$ 9			$ 10	$ (191)		$ 10	$ 9	$ (181)	$ (181)	$ 10